LONG-TERM LOANS FROM BANKS (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Maturities of Long-term Debt [Line Items]
2016 (current maturities)	$ 4,905
2017	4,197
2018	3,500
2019	867
Long-term loans from banks	$ 13,469